Asbestos - Additional Information (Detail)		3 Months Ended					12 Months Ended			60 Months Ended
	Jul. 01, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 AUD ($)	Jul. 31, 2017 AUD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Asbestos adjustments			$ 43,600,000	$ 56,800,000			$ 22,000,000	$ 156,400,000	$ (40,400,000)
Discounted (but inflated) central estimate lower range value							1,000,000,000			$ 1,000,000,000		$ 1,400,000,000
Discounted (but inflated) central estimate high range value							2,200,000,000			2,200,000,000		3,100,000,000
Undiscounted (but inflated) central estimate lower range value							1,100,000,000			1,100,000,000		1,600,000,000
Undiscounted (but inflated) central estimate high range value							2,800,000,000			2,800,000,000		3,900,000,000
Payment to fund							103,000,000	102,200,000	$ 91,100,000	472,100,000	$ 595,300,000
Net cash provided by operating activities		$ 295,000,000			$ 292,100,000	$ 260,400,000	287,600,000
Restricted short-term investments - Asbestos		38,400,000					17,700,000	38,400,000		17,700,000		25,000,000	$ 50,000,000	$ 100,000,000
Adjustment to Restricted Short-Term Investments Asbestos							0
Secured standby loan facility maximum borrowing capacity							$ 227,100,000			$ 227,100,000		$ 320,000,000.0
Maturity date of secured standby loan facility							Nov. 01, 2030
Loan facility, outstanding balance		$ 0						$ 0
Rate of interest of Benchmark Bonds (as percent)							6.00%
Maturity date of Benchmark Bonds							May 01, 2020
AICF Funding
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Maximum percentage of Free Cash Flow contributed to AICF (as percent)							35.00%
Net cash provided by operating activities							$ 288,400,000
AICF Funding | Scenario, Forecast [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Payment to fund	$ 100,900,000